Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable

	December 31,
	2025		2024		2023
Receivables	Ps.	2,048,571	Ps.	1,879,439	Ps.	1,315,385
Allowance for doubtful accounts (note 7 b.)		(38,044)		(33,474)		(16,986)
	Ps.	2,010,527	Ps.	1,845,965	Ps.	1,298,399

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2025	2024	2023
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	37.9	39.5	36.3
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.7	17.9	21.0
Aerolitoral, S. A. de C. V.	4.2	5.1	5.3
Aerovías de México, S. A. de C.V.	12.0	11.4	13.0

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2025	2024	2023
	%	%	%
Revenues by client (by percentage):
Aerolitoral, S. A. de C. V.	3.9	4.5	6.1
Aeroenlaces Nacionales, S. A. de C. V.	32.0	33.2	30.9
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	16.6	14.5	18.8
Aerovías de México, S. A. de C. V.	10.5	10.9	9.8

Schedule of changes in allowance for doubtful accounts

	December 31,
	2025		2024		2023

Beginning balance	Ps.	33,474	Ps.	16,986	Ps.	12,400
Increase		4,570		17,621		5,767
Cancellation		—		—		—
Write-off		—		(1,133)		(1,181)
Ending balance	Ps.	38,044	Ps.	33,474	Ps.	16,986

Schedule of aging of trade accounts receivable past due but not reserved

	Airports		Others		Total

Gross book value	Ps.	1,897,095	Ps.	151,476	Ps.	2,048,571
Collateral		2,745,989		49,029		2,795,018

Probability of default in range		6,58% -17,86%		0% - 100%
Loss due to default range		0% - 4.98%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	19,061	Ps.	14,413	Ps.	33,474
Increase (decrease) in the allowance		5,597		(1,027)		4,570
Write-off		—		-		—
Ending balance of impairment of account receivable	Ps.	24,658	Ps.	13,386	Ps.	38,044